Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of detailed information about geographical areas
The following tables provide certain financial information by geographic area.
Revenues and Operating Income

Years ended December 31,	NAM		LATAM		EH		Total
	2022	2021	2022	2021	2022	2021	2022	2021

Segment revenue	$1,303,885	$680,062	$221,628	$106,160	$349,247	$203,585	$1,874,760	$989,807

Intersegment revenue	(93,778)	(29,463)	(434)	(95)	(2,750)	(93)	(96,962)	(29,651)

Revenue	$1,210,107	$650,599	$221,194	$106,065	$346,497	$203,492	$1,777,798	$960,156

Revenue – Energy Infrastructure	141,900	103,096	129,723	66,069	109,464	109,488	381,087	278,653

Revenue – After-Market Services	298,333	215,876	38,057	24,158	107,270	87,342	443,660	327,376

Revenue – Engineered Systems	769,874	331,627	53,414	15,838	129,763	6,662	953,051	354,127

Operating income (loss) 1	$14,769	$18,041	$(14,654)	$6,575	$2,157	$29,675	$2,272	$54,291
1
The company did not receive any government grants during the twelve months ended December 31, 2022 (December 31, 2021 – $16.4 million). Government grants are recorded in COGS and SG&A within the interim condensed consolidated statements of earnings in accordance with where the associated expenses were recognized.
Segment Assets

	NAM		LATAM		EH		Total

As at December 31,	2022	2021	2022	2021	2022	2021	2022	2021

Segment assets	$1,638,195	$1,547,005	$838,063	$214,340	$831,652	$440,629	$3,307,910	$2,201,974

Goodwill 1	224,992	242,804	89,264	85,622	365,121	237,844	679,377	566,270

Corporate	-	-	-	-	-	-	282,302	(576,802)

Total segment assets	$1,863,187	$1,789,809	$927,327	$299,962	$1,196,773	$678,473	$4,269,589	$2,191,442
1
The total amount of goodwill in the Canada operating segment is $40.4 million and, in the USA
,
operating segment is $184.6 million.